UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  3100 West End Avenue, Suite 1250
          Nashville, Tennessee  37203

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark Bryan Smith
Title:      Treasurer
Phone:      615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     August 11, 2009


Report Type (Check only one.):

[x]         13F HOLDINGS REPORT.
[ ]         13F NOTICE.
[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE 2

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total:    118

Form 13F Information Table Value total: $351,437 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1st Source Corporation         COM              336901103      273    15105 SH       SOLE                    15105
3M Company                     COM              88579y101     1056    21243 SH       SOLE                    19123              2120
A H Belo Corp                  COM              001282102       33    33338 SH       SOLE                     2363             30975
AT&T, Inc.                     COM              00206R102     5024   199373 SH       SOLE                   185985             13388
Abbott Laboratories Corp.      COM              002824100      912    19126 SH       SOLE                    19126
Accenture Ltd                  COM              g1150g111     6705   243924 SH       SOLE                   223174             20750
Altria Group, Inc.             COM              02209s103      934    58332 SH       SOLE                    54042              4290
American Int'l Group           COM              026874107       73    72768 SH       SOLE                    72768
American Oriental Bioengineeri COM              028731107       42    11000 SH       SOLE                    11000
Amgen Inc.                     COM              031162100     2574    51976 SH       SOLE                    47476              4500
Apache Corp.                   COM              037411105     5906    92145 SH       SOLE                    84715              7430
Automatic Data Processing      COM              053015103      573    16307 SH       SOLE                    15807               500
BancorpSouth Inc               COM              059692103      250    12000 SH       SOLE                                      12000
BankAmerica Corp.              COM              060505104      184    26966 SH       SOLE                    22614              4353
Belo Corporation               COM              080555105      108   177193 SH       SOLE                    11816            165377
Berkshire Hathaway Inc. Cl A   COM              084670108     1907       22 SH       SOLE                       21                 1
Berkshire Hathaway Inc. Cl B   COM              084670207    32574    11551 SH       SOLE                     2684              8867
Berry Petroleum Cl A           COM              085789105     1760   160560 SH       SOLE                    16000            144560
Best Buy Co.                   COM              086516101     2176    57318 SH       SOLE                    54373              2945
Bristol Myers Squibb           COM              110122108     1082    49378 SH       SOLE                    49378
Cardiac Science                COM              14141A108      191    63500 SH       SOLE                    10000             53500
Caterpillar Inc.               COM              149123101     1274    45566 SH       SOLE                    41841              3725
Chevron Corp.                  COM              166764100     1484    22069 SH       SOLE                    20711              1358
Cisco Systems Inc.             COM              17275R102     5458   325451 SH       SOLE                   295111             30340
Citigroup Inc.                 COM              172967101       79    31124 SH       SOLE                    23624              7500
Coca Cola Co.                  COM              191216100     1602    36456 SH       SOLE                    29636              6820
Colgate Palmolive Co.          COM              194162103      215     3650 SH       SOLE                     3650
ConocoPhillips                 COM              20825c104     3116    79582 SH       SOLE                    75642              3940
Corrections Corp Amer          COM              22025y407     4813   375728 SH       SOLE                    26000            349728
Covidien Ltd                   COM              g2552x108      477    14365 SH       SOLE                    13465               900
DJ STOXX 50 ETF Index          COM              78463x103      252    10503 SH       SOLE                    10153               350
Darden  Restaurants, Inc.      COM              237194105      206     6000 SH       SOLE                     6000
Dionex Corp.                   COM              254546104      236     5000 SH       SOLE                     5000
Dominion Resources, Inc.       COM              25746u109     1271    40999 SH       SOLE                    37049              3950
Duke Energy Corp.              COM              26441c105      267    18668 SH       SOLE                    15668              3000
E.W. Scripps Co. Cl A          COM              811054402       16    11676 SH       SOLE                      963             10713
Eaton Corp.                    COM              278058102      251     6802 SH       SOLE                     6802
Eli Lilly & Co.                COM              532457108     1948    58300 SH       SOLE                    49975              8325
Exxon Mobil Corp.              COM              30231G102     9361   137464 SH       SOLE                   128100              9364
Fairfax Financial Hld          COM              303901102    49749   190973 SH       SOLE                    27698            163275
FedEx Corp.                    COM              31428X106     1468    32995 SH       SOLE                    29020              3975
Gannett Co. Inc.               COM              364730101     2381  1082402 SH       SOLE                   100300            982102
General Electric Co.           COM              369604103     3689   364906 SH       SOLE                   323011             41894
General Mills Inc.             COM              370334104     1443    28929 SH       SOLE                    27729              1200
HCC Ins Hldgs                  COM              404132102     4054   160936 SH       SOLE                    15027            145909
Hain Celestial Group, Inc.     COM              405217100     1078    75674 SH       SOLE                    72274              3400
Halliburton Inc.               COM              406216101     3757   242832 SH       SOLE                   224532             18300
HealthStream Inc.              COM              42222n103       40    19800 SH       SOLE                    19800
Healthways, Inc.               COM              422245100      307    34990 SH       SOLE                    33990              1000
Hewlett Packard Co.            COM              428236103      621    19381 SH       SOLE                    19381
Home Depot Inc.                COM              437076102     2190    92950 SH       SOLE                    87800              5150
Intel Corp.                    COM              458140100     4639   308643 SH       SOLE                   291823             16820
International Business Machine COM              459200101     5395    55687 SH       SOLE                    51727              3960
Interpublic Group Cos.         COM              460690100      313    76076 SH       SOLE                    46076             30000
Johnson & Johnson              COM              478160104     6126   116463 SH       SOLE                   105692             10771
Kinder Morgan                  COM              eke55u103        0   572753 SH       SOLE                   572753
L-3 Communications             COM              502424104     4500    66367 SH       SOLE                    62392              3975
Lee Enterprises                COM              523768109       97   347197 SH       SOLE                    23300            323897
Leucadia Natl Corp             COM              527288104      797    53528 SH       SOLE                     4400             49128
Level 3 Commun                 COM              52729N100     2632  2860600 SH       SOLE                   343000           2517600
Liberty Media Corp Ser A - Ent COM              53071M500      653    32714 SH       SOLE                    32114               600
Loews Corp.                    COM              540424108     8106   366779 SH       SOLE                    39550            327229
Lowes Companies                COM              548661107     1720    94272 SH       SOLE                    81622             12650
McCormick                      COM              579780206      479    16200 SH       SOLE                     1200             15000
Media General                  COM              584404107      486   253000 SH       SOLE                    37000            216000
Medtronic Inc.                 COM              585055106     4544   154185 SH       SOLE                   140360             13825
Merck & Company Inc.           COM              589331107      607    22673 SH       SOLE                    22073               600
Microsoft Corp.                COM              594918104     4266   232220 SH       SOLE                   208495             23725
Molex Inc. - Class A           COM              608554200      651    51505 SH       SOLE                    49955              1550
Morgan Stanley                 COM              617446448      216     9500 SH       SOLE                     9500
National Health Invstrs        COM              63633d104     9458   352004 SH       SOLE                    48505            303499
National Healthcare LP         COM              635906100      953    23728 SH       SOLE                     1700             22028
News Corp. Ltd. Cl A           COM              65248e104      324    48964 SH       SOLE                    48214               750
News Corp. Ltd. Cl B           COM              65248e203     1779   231033 SH       SOLE                   211533             19500
Overstock                      COM              690370101     6485   708720 SH       SOLE                   107140            601580
Pall Corp.                     COM              696429307     3633   177811 SH       SOLE                    19011            158800
PepsiCo Inc.                   COM              713448108     1584    30766 SH       SOLE                    26616              4150
Perot Systems Corp.            COM              714265105      276    21450 SH       SOLE                    21450
Pfizer Inc.                    COM              717081103      553    40601 SH       SOLE                    32242              8359
Philip Morris International, I COM              718172109     2045    57477 SH       SOLE                    52037              5440
ProShs UltrShrt Lehman 20yr Tr COM              74347R297     1217    27880 SH       SOLE                    26680              1200
Procter & Gamble Co.           COM              742718109     7346   156009 SH       SOLE                   126469             29540
Regions Financial Corp.        COM              758940100      512   120096 SH       SOLE                   114530              5566
Republic Services Inc.         COM              760759100     3780   220433 SH       SOLE                   207858             12575
Roche Holdings                 COM              771195104     2212    64404 SH       SOLE                    56904              7500
Sanofi Aventis ADR             COM              80105n105      487    17450 SH       SOLE                    16900               550
Schlumberger Ltd.              COM              806857108     5360   131965 SH       SOLE                   122450              9515
Scripps Networks Interactive,  COM              811065101      802    35634 SH       SOLE                     3490             32144
Select Basic Materials Sector  COM              81369y100     1368    61595 SH       SOLE                    56195              5400
SunTrust Banks Inc.            COM              867914103      484    41191 SH       SOLE                    40866               325
Syntroleum                     COM              871630109     1836  1257836 SH       SOLE                   145000           1112836
Sysco Corp.                    COM              871829107     5274   231304 SH       SOLE                   217939             13365
TJX                            COM              872540109      601    23456 SH       SOLE                    23456
Tidewater Inc.                 COM              886423102     5337   143738 SH       SOLE                    12000            131738
Travelers Inc.                 COM              89417e109     1647    40525 SH       SOLE                    39450              1075
Tyco Electronics Ltd           COM              g9144p105      114    10314 SH       SOLE                    10039               275
Tyco International Ltd.        COM              H89128104      204    10436 SH       SOLE                    10161               275
United Parcel Svc. Inc. CL B   COM              911312106     3248    65994 SH       SOLE                    60169              5825
United Technologies Corp.      COM              913017109     4255    98995 SH       SOLE                    91570              7425
Vanguard Emerging Markets ETF  COM              922042858      637    27020 SH       SOLE                    25520              1500
Vanguard Large-Cap Exchanged T COM              922908637      310     8605 SH       SOLE                     8605
Vanguard Small-Cap VIPERs      COM              922908751      242     6605 SH       SOLE                     6305               300
Verizon Communications         COM              92343v104      327    10837 SH       SOLE                    10307               530
Vodafone Group PLC ADS         COM              92857w209     3621   207848 SH       SOLE                   193188             14660
Vulcan Materials               COM              929160109      691    15600 SH       SOLE                                      15600
Wal-Mart Stores Inc.           COM              931142103     5930   113817 SH       SOLE                    99717             14100
Walt Disney Co.                COM              254687106     2145   118099 SH       SOLE                   102837             15262
Washington Post Co.            COM              939640108      253      709 SH       SOLE                                        709
Wells Fargo & Co.              COM              949746101     1530   107467 SH       SOLE                   101216              6251
Wesco Financial                COM              950817106      452     1639 SH       SOLE                                       1639
Western Union                  COM              959802109     1779   141542 SH       SOLE                   132928              8614
White Mountain Ins             COM              G9618E107      921     5359 SH       SOLE                      800              4559
Willis Group Holdings Inc.     COM              G96655108      708    32175 SH       SOLE                    28625              3550
Wyeth Co.                      COM              983024100      438    10177 SH       SOLE                    10002               175
iShares China                  COM              464287184     1777    62275 SH       SOLE                    57625              4650
iShares MSCI Japan             COM              464286848     1493   188975 SH       SOLE                   163225             25750
iShares MSCI Pacific Rim       COM              464286665     1193    48425 SH       SOLE                    45200              3225
iShares Russell 1000 Index ETF COM              464287622      307     7097 SH       SOLE                     7097
iShares S&P SmallCap 600 Index COM              464287804     1910    52495 SH       SOLE                    50395              2100
Natl Healthcare Cv Prf         PFD CV           635906209      374    33125 SH       SOLE                     4193             28932